Corporate Income Taxes - Reconciliation of Statutory Rate (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of associates [line items]
Average effective tax rate	26.20%	20.50%
Top of range [member]
Disclosure of associates [line items]
Average effective tax rate	0.80%